Finance cost - net	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Finance cost - net [Abstract]
Finance costs
9.	Finance costs
Breakdown for finance income, finance expenses and net foreign exchange gains or losses:

	For the six months ended June 30,
(Euro thousands)	2023	2022
Finance income
- Net foreign exchange gains	—	715
- Interest income	161	35

Total finance income	161	750

Finance expenses
- Interest expense on lease liabilities	(3,300)	(3,511)
- Interest expense on borrowings	(5,244)	(5,034)
- Net foreign exchange losses	(3,455)	—
- Other	(132)	(285)

Total finance expenses	(12,131)	(8,830)

Total finance costs - net	(11,970)	(8,080)

12. Finance cost - net
Breakdown for finance income, finance expenses and net foreign exchange gains or losses
:

	For the years ended December 31,
(Euro thousands)	2022	2021	2020
Finance income
- Net foreign exchange gains	5,354	2,379	—
- Interest income	121	7	32

Total finance income	5,475	2,386	32

Finance expenses
- Interest expense on lease liabilities	(6,658)	(5,586)	(7,730)
- Interest expense on borrowings	(12,438)	(5,357)	(3,478)
- Net foreign exchange losses	—	—	(1,289)
- Other	(935)	(756)	(524)

Total finance expenses	(20,031)	(11,699)	(13,021)

Total finance cost - net	(14,556)	(9,313)	(12,989)